Operational context (Details - Textuals) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Nov. 15, 2021 BRL (R$)	Nov. 15, 2021 USD ($)	Jul. 31, 2019 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 $ / shares shares	Nov. 10, 2021 $ / shares shares	Apr. 30, 2021 BRL (R$)
Operational context
Number of shares issued through initial public offering | shares					121,086,781		132,197,896
Transaction cost of offering | R$				R$ 55,874	R$ 0	R$ 0
Sensedia S.A.
Operational context
Percentage of the total subsidiary’s share capital			64.38%
Book value of spin-off related transaction | R$			R$ 4,630
CI&T Brazil | Hoshin Empreendimentos S.A.
Operational context
Book value of merger related transaction | R$									R$ 108
Class A common shares
Operational context
Number of shares issued through initial public offering | shares							15,000,000	15,000,000
Number of shares issued by reporting entity | shares								11,111,111
Number of shares issued by certain shareholders | shares								3,888,889
Subscription price per share | $ / shares							$ 15	$ 15
Subscription amount through initial public offering | $		$ 225,000
Proceeds from issuing shares	R$ 860,993	$ 156,667
Transaction cost of offering | R$	R$ 66,876